MATERIAL ACCOUNTING POLICIES - Property and equipment (Details)	12 Months Ended
Dec. 31, 2023
Computers and hardware | Minimum
Property and equipment
Annual rate (%)	15.00%
Computers and hardware | Maximum
Property and equipment
Annual rate (%)	33.00%
Office furniture and equipment | Minimum
Property and equipment
Annual rate (%)	6.00%
Office furniture and equipment | Maximum
Property and equipment
Annual rate (%)	20.00%